SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
The following table summarizes the activities for the Company’s service-based share options for the year ended December 31, 2019:

		Weighted average
	Number of options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2019	3,744,807	$3.85	4.97	$27
Granted	1,674,703	3.94	-	-
Exercised	(392,271)	3.24	-	-
Cancelled	(936,112)	4.47	-	-
Outstanding at December 31, 2019	4,091,127	$3.79	4.70	$10,226

Exercisable at December 31, 2019	1,890,917	$3.76	3.87	$4,941

Vested and expected to vest at December 31, 2019	2,677,542	$4.07	3.81	$5,661

Schedule of Option Activity by Price Range
The following table summarizes additional information regarding outstanding and exercisable options under the Company's share Option Plan as of December 31, 2019:

	Outstanding			Exercisable
Range of exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price

$1.03 – 2.94	426,268	4.98	$2.78	92,076	3.56	$2.61
3.01 – 3.38	2,322,439	4.74	3.23	1,400,410	4.46	3.21
4.23 – 6.90	1,342,700	4.75	4.73	398,711	2.59	4.75
7.08 – 9.81	6,666	0.65	7.08	6,666	0.65	7.08
$10.01 –12.75	59,720	0.80	10.94	59,720	0.80	10.94

	4,157,793	4.70	$3.78	1,957,583	3.91	$3.75

Schedule of Stock-Based Compensation Expense
The Company recognized share-based compensation expenses related to its share-based awards in the consolidated statements of operations as follows:

	Year ended December 31,
	2019	2018	2017

Cost of revenues	$164	$136	$36
Research and development	488	448	229
Selling and marketing	515	848	744
General and administrative	1,126	1,286	1,135

Total	$2,293	$2,718	$2,144

Performance-based Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
The following table summarizes the activities for the Company’s performance-based share options for the year ended December 31, 2019:

		Weighted average
	Number of Performance based options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2019	216,665	$4.35	4.12	$-
Cancelled	(149,999)	4.84	-	-

Outstanding at December 31, 2019	66,666	3.24	4.95	199

Exercisable at December 31, 2019	66,666	3.24	4.95	199

Vested and expected to vest at December 31, 2019	66,666	$3.24	4.95	$199